ICON EQUITY FUND
Portfolio of Investments
March 31, 2023

Security Description	Shares	Value
Common Stock (81.68%)

Basic Materials (1.00%)
The Chemours Co	18,800	$562,872

Communications (6.97%)
Extreme Networks Inc*	205,979	3,938,318

Consumer, Cyclical (7.60%)
Magna International Inc	28,200	1,510,674
NIKE Inc	22,700	2,783,928
Total Consumer, Cyclical		4,294,602

Consumer, Non-cyclical (14.68%)
Anheuser-Busch InBev SA	18,800	1,254,524
The Boston Beer Co Inc*	3,600	1,183,320
Euronet Worldwide Inc*	13,350	1,493,865
Global Payments Inc	18,862	1,985,037
Performance Food Group Co*	39,500	2,383,430
Total Consumer, Non-cyclical		8,300,176

Energy (3.74%)
Baker Hughes Co	73,200	2,112,552

Financial (19.77%)
American Equity Investment Life Holding Co	46,200	1,685,838
Bank of America Corp	32,488	929,157
JPMorgan Chase & Co	10,200	1,329,162
LPL Financial Holdings Inc	14,000	2,833,600
Mastercard Inc	8,429	3,063,183
Truist Financial Corp	39,100	1,333,310
Total Financial		11,174,250

Industrial (21.67%)
Advanced Drainage Systems Inc	19,900	1,675,779
Alamo Group Inc	19,500	3,591,120
Armstrong World Industries Inc	21,600	1,538,784
Chart Industries Inc*	18,000	2,257,200
CSX Corp	36,200	1,083,828
Trinity Industries Inc	86,800	2,114,448
Total Industrial		12,261,159

Technology (6.25%)
Adobe Inc*	3,100	1,194,647
EPAM Systems Inc*	7,830	2,341,170
Total Technology		3,535,817

Total Common Stock (Cost $34,169,256)		46,179,746

Investment Companies (18.46%)	Shares	Value

Exchange-Traded Funds (1.79%)
Direxion Daily Semiconductors Bear 3x Shares	13,400	218,152
ProShares Short QQQ#	65,100	792,918
Total Exchange-Traded Funds		1,011,070

Money Market Funds (16.67%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 4.65%)	9,424,106	9,424,106

Total Investment Companies (Cost $10,799,961)		10,435,176

Collateral Received For Securities on Loan (1.44%)
First American Government Obligations Fund - Class X (Cost $816,000)	816,000	816,000

Total Investments (Cost $45,785,218) (101.58%)		$57,430,922
Liabilities in Excess of Other Assets (-1.58%)		(895,492)
Net Assets (100.00%)		$56,535,430

* Non-income producing security.

# Loaned security; a portion of the security is on loan at March 31, 2023 in the amount of $779,520